Consolidated statements of changes in equity (Parenthetical) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016
Tax benefit (charge) from the excess fair value of compensation expense	SFr (146)	SFr (126)